Property operating costs and general and administrative expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Employee annual salary plus employee benefits	$ 15,831,962	$ 15,243,386	$ 14,751,539
Other administrative expenses	4,464,675	4,528,998	3,131,556
Auditing, legal and consulting expenses	2,305,781	2,341,323	2,357,281
Property appraisal and other fees	598,305	599,347	572,207
Marketing expenses	839,851	998,198	948,211
Others	96,700	68,477	379,198
Administrative expense	24,137,274	23,779,729	22,139,992
Depreciation	1,724,637	1,416,026	1,578,073
Share-based compensation expense – Note 21.3	9,630,465	8,982,488	8,001,830
Total	$ 35,492,376	$ 34,178,243	$ 31,719,895